Derivative Liability - Fair Value, Derivative Liability Measured on Recurring Basis, Unobservable Input Reconciliation (FY) (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2018	Aug. 31, 2018	Aug. 31, 2017
Liabilities Measured at Fair Value
Balance	$ 2,317,412	$ 312,878	$ 254,952
Issuances	6,244,548	1,565,487	685,139
Conversions / redemptions	0	(1,207,308)	(1,015,757)
Reclass from sale of discontinued operations		1,601,007
Revaluation (gain) loss	1,135,345	45,348	388,544
Balance	$ 7,379,893	$ 2,317,412	$ 312,878